UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolio of Investments
September 30, 2019 (unaudited)

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.4%
Brazil | 8.9%
Ambev SA ADR	816,487	$3,772,170
Banco do Brasil SA	1,485,202	16,260,566
BB Seguridade Participacoes SA	1,165,700	9,827,909
CCR SA	2,320,550	9,634,168
Cielo SA	2,293,384	4,415,714
IRB Brasil Resseguros S/A	527,700	4,783,014
		48,693,541
China | 19.5%
AAC Technologies Holdings, Inc.	833,479	4,457,708
Anhui Conch Cement Co., Ltd., Class H	1,401,875	8,361,744
Baidu, Inc. Sponsored ADR (*)	50,240	5,162,662
China Construction Bank Corp., Class H	36,109,126	27,458,950
China Merchants Bank Co., Ltd., Class H	1,148,000	5,499,977
China Mobile, Ltd. Sponsored ADR	211,246	8,745,584
China Shenhua Energy Co., Ltd., Class H	2,027,775	4,059,045
CNOOC, Ltd.	3,528,679	5,421,435
ENN Energy Holdings, Ltd.	561,695	5,831,723
Hengan International Group Co., Ltd.	763,527	4,985,875
NetEase, Inc. ADR	64,736	17,231,429
Weichai Power Co., Ltd., Class H	6,311,958	9,151,633
		106,367,765
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	1,430,755	6,585,845
Hong Kong | 1.4%
ASM Pacific Technology, Ltd.	615,088	7,556,192
Hungary | 1.9%
OTP Bank Nyrt.	252,176	10,506,777
India | 11.1%
Axis Bank, Ltd.	675,260	6,527,474
Bajaj Auto, Ltd.	120,997	5,023,536
Bharat Petroleum Corp., Ltd.	748,097	4,964,465
Bharti Infratel, Ltd.	517,570	1,879,889
Coal India, Ltd.	1,262,593	3,563,909
HCL Technologies, Ltd.	443,851	6,771,631
Hero MotoCorp, Ltd.	180,077	6,875,262
Infosys, Ltd. Sponsored ADR	538,030	6,117,401
Oil and Natural Gas Corp., Ltd.	2,347,774	4,378,028
Tata Consultancy Services, Ltd.	363,059	10,751,884
UPL, Ltd.	444,762	3,791,122
		60,644,601
Indonesia | 5.1%
PT Astra International Tbk	13,353,504	6,224,254
Description	Shares	Fair Value
PT Bank Mandiri (Persero) Tbk	20,035,030	$9,849,815
PT Semen Indonesia (Persero) Tbk	1,555,271	1,266,059
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	344,456	10,371,570
		27,711,698
Luxembourg | 0.8%
Ternium SA Sponsored ADR	215,118	4,128,114
Malaysia | 0.4%
British American Tobacco Malaysia Berhad	502,200	2,271,896
Mexico | 3.7%
America Movil SAB de CV, Class L Sponsored ADR	781,430	11,612,050
Grupo Mexico SAB de CV, Series B	1,446,746	3,382,632
Kimberly-Clark de Mexico SAB de CV, Series A	2,583,689	5,188,588
		20,183,270
Pakistan | 0.7%
Habib Bank, Ltd.	1,365,970	1,032,270
Oil & Gas Development Co., Ltd.	185,800	145,929
Pakistan Petroleum, Ltd.	3,109,162	2,710,020
		3,888,219
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	185,047	4,071,034
Portugal | 0.2%
Galp Energia SGPS SA	79,187	1,191,100
Russia | 9.3%
ALROSA PAO (*)	6,446,730	7,399,498
Gazprom PJSC Sponsored ADR	913,797	6,295,549
LUKOIL PJSC Sponsored ADR	100,991	8,339,459
Magnit PJSC Sponsored GDR	375,648	4,906,349
Mobile TeleSystems PJSC Sponsored ADR	929,957	7,532,652
Sberbank of Russia PJSC	4,544,495	15,956,008
		50,429,515
South Africa | 7.1%
Life Healthcare Group Holdings, Ltd.	2,701,783	4,047,728
Mondi PLC	197,472	3,781,294
Motus Holdings, Ltd.	344,207	1,565,457
Nedbank Group, Ltd.	268,090	4,022,723
PPC, Ltd. (*)	2,053,601	544,027
Sanlam, Ltd.	1,023,576	5,048,015
Shoprite Holdings, Ltd.	611,764	4,962,653
Standard Bank Group, Ltd.	398,255	4,600,333
The Bidvest Group, Ltd.	357,375	4,508,161
Vodacom Group, Ltd.	697,605	5,513,003
		38,593,394

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
South Korea | 15.3%
Hanwha Life Insurance Co., Ltd.	461,663	$918,966
Hyundai Mobis Co., Ltd.	40,651	8,586,565
KB Financial Group, Inc.	222,214	7,948,977
KT&G Corp.	58,691	5,181,158
Samsung Electronics Co., Ltd.	638,260	26,040,964
Shinhan Financial Group Co., Ltd.	291,000	10,142,595
SK Hynix, Inc.	261,475	17,980,906
Woongjin Coway Co., Ltd.	88,972	6,297,888
		83,098,019
Taiwan | 5.3%
Catcher Technology Co., Ltd. (‡)	763,000	5,821,766
Hon Hai Precision Industry Co., Ltd. (‡)	2,615,320	6,215,331
Taiwan Semiconductor Manufacturing’Co., Ltd. (‡)	1,848,642	16,545,985
		28,583,082
Thailand | 1.6%
Kasikornbank Public Co. Ltd.	848,169	4,355,767
The Siam Cement Public Co. Ltd. (‡)	317,508	4,235,516
		8,591,283
Turkey | 3.2%
KOC Holding AS	2,087,778	6,996,972
Tupras Turkiye Petrol Rafinerileri AS	402,945	10,230,557
		17,227,529
Total Common Stocks (Cost $512,964,492)		530,322,874
Short-Term Investments | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $11,797,320)	11,797,320	11,797,320
Total Investments | 99.6% (Cost $524,761,812)		$542,120,194
Cash and Other Assets in Excess of Liabilities | 0.4%		1,914,785
Net Assets | 100.0%		$544,034,979

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 94.8%
Australia | 2.3%
Amcor, Ltd.	158,081	$1,521,481
BHP Group PLC	86,502	1,850,010
		3,371,491
Belgium | 2.9%
Anheuser-Busch InBev SA/NV	45,212	4,304,182
Canada | 6.5%
Canadian National Railway Co.	18,390	1,651,262
National Bank of Canada	37,900	1,885,774
Rogers Communications, Inc., Class B	30,200	1,470,963
Suncor Energy, Inc.	94,640	2,985,248
TMX Group, Ltd.	19,900	1,717,452
		9,710,699
China | 1.6%
Ping An Insurance (Group) Co. of China, Ltd., Class H	211,000	2,441,841
Denmark | 1.6%
Carlsberg A/S, Class B	15,912	2,354,302
Finland | 2.3%
Nordea Bank Abp	223,426	1,586,130
Sampo Oyj, A Shares	45,087	1,793,699
		3,379,829
France | 13.4%
Air Liquide SA	16,741	2,385,308
Atos SE	20,273	1,430,841
Engie SA	205,342	3,354,848
Safran SA	23,922	3,771,097
Sanofi	42,767	3,965,720
Vinci SA	16,308	1,757,810
Vivendi SA	116,506	3,199,529
		19,865,153
Germany | 3.9%
Fresenius SE & Co. KGaA	19,881	929,439
SAP SE	32,438	3,813,555
Vonovia SE	19,956	1,012,322
		5,755,316
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	25,454	1,689,637
Israel | 1.2%
Bank Leumi Le-Israel BM	245,775	1,749,408
Japan | 15.1%
Asahi Group Holdings, Ltd.	32,500	1,609,043
Daiwa House Industry Co., Ltd.	111,892	3,645,736
Description	Shares	Fair Value
Hitachi, Ltd.	59,500	$2,228,227
Kao Corp.	28,720	2,129,968
Makita Corp.	51,000	1,618,732
Nexon Co., Ltd. (*)	142,000	1,723,391
Pan Pacific International Holdings Corp.	87,524	1,461,392
Shin-Etsu Chemical Co., Ltd.	28,500	3,070,787
Sumitomo Mitsui Financial Group, Inc.	65,300	2,242,922
Suzuki Motor Corp.	32,500	1,380,519
Yamaha Corp.	28,700	1,298,380
		22,409,097
Mexico | 0.1%
Arca Continental SAB de CV	38,000	205,405
Netherlands | 7.1%
ABN AMRO Group NV	81,376	1,434,822
Koninklijke DSM NV	17,150	2,062,989
Royal Dutch Shell PLC, A Shares	154,783	4,524,190
Wolters Kluwer NV	35,576	2,598,354
		10,620,355
Norway | 2.3%
Equinor ASA	72,636	1,377,812
Telenor ASA	99,562	1,997,712
		3,375,524
Singapore | 2.6%
DBS Group Holdings, Ltd.	145,160	2,616,296
NetLink NBN Trust	1,885,500	1,214,178
		3,830,474
South Korea | 2.1%
Samsung Electronics Co., Ltd.	75,893	3,096,429
Spain | 0.9%
Red Electrica Corporacion SA	65,305	1,325,757
Sweden | 3.6%
Assa Abloy AB, Class B	146,974	3,274,123
Epiroc AB, Class A	194,153	2,107,847
		5,381,970
Switzerland | 4.5%
ABB, Ltd.	114,610	2,251,087
Novartis AG	52,069	4,520,386
		6,771,473
United Arab Emirates | 0.4%
Network International Holdings PLC (*)	102,614	674,824
United Kingdom | 12.7%
Compass Group PLC	89,473	2,302,114
Howden Joinery Group PLC	108,197	745,377
Informa PLC	190,318	1,993,321
Prudential PLC	163,276	2,965,248

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
RELX PLC	161,274	$3,826,325
RSA Insurance Group PLC	202,958	1,332,852
Tesco PLC	460,690	1,366,133
The Weir Group PLC	49,602	870,463
Unilever PLC	57,252	3,442,471
		18,844,304
United States | 6.6%
Aon PLC	19,175	3,711,705
Ferguson PLC	21,087	1,540,625
Medtronic PLC	42,100	4,572,902
		9,825,232
Total Common Stocks (Cost $127,797,839)		140,982,702
Preferred Stocks | 2.2%
Germany | 2.2%
Volkswagen AG (Cost $3,413,475)	18,938	3,221,371
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $4,022,649)	4,022,649	4,022,649
Total Investments | 99.7% (Cost $135,233,963)		$148,226,722
Cash and Other Assets in Excess of Liabilities | 0.3%		442,698
Net Assets | 100.0%		$148,669,420

Description	Shares	Fair Value
Lazard Retirement US Equity Select Portfolio
Common Stocks | 97.5%
Aerospace & Defense | 2.9%
Raytheon Co.	815	$159,895
The Boeing Co.	245	93,215
		253,110
Auto Components | 0.7%
Aptiv PLC	679	59,358
Banks | 7.3%
Bank of America Corp.	10,779	314,423
Commerce Bancshares, Inc.	1,961	118,935
JPMorgan Chase & Co.	1,700	200,073
		633,431
Beverages | 4.1%
The Coca-Cola Co.	6,545	356,310
Capital Markets | 4.5%
E*TRADE Financial Corp.	1,255	54,831
Intercontinental Exchange, Inc.	3,660	337,708
		392,539
Communications Equipment | 3.7%
Cisco Systems, Inc.	5,215	257,673
Motorola Solutions, Inc.	375	63,904
		321,577
Construction Materials | 1.0%
Vulcan Materials Co.	599	90,593
Electrical Equipment | 1.0%
Eaton Corp. PLC	1,045	86,892
Entertainment | 3.2%
Activision Blizzard, Inc.	960	50,803
Electronic Arts, Inc. (*)	647	63,290
The Walt Disney Co.	1,270	165,506
		279,599
Equity Real Estate Investment Trusts (REITs) | 1.8%
Prologis, Inc.	1,875	159,788
Food Products | 1.1%
Mondelez International, Inc., Class A	1,795	99,299
Health Care Equipment & Supplies | 6.2%
Danaher Corp.	1,052	151,940
Medtronic PLC	3,570	387,774
		539,714
Health Care Providers & Services | 4.0%
Anthem, Inc.	320	76,832
CVS Health Corp.	1,185	74,738
Humana, Inc.	413	105,592
Description	Shares	Fair Value
Laboratory Corp. of America Holdings (*)	555	$93,240
		350,402
Hotels, Restaurants & Leisure | 3.3%
McDonald’s Corp.	1,319	283,202
Household Products | 4.0%
Kimberly-Clark Corp.	665	94,463
The Procter & Gamble Co.	2,045	254,357
		348,820
Industrial Conglomerates | 3.2%
Honeywell International, Inc.	1,635	276,642
Insurance | 2.1%
Aon PLC	928	179,633
Interactive Media & Services | 4.5%
Alphabet, Inc., Class A (*)	323	394,428
IT Services | 4.5%
Accenture PLC, Class A	497	95,598
Fidelity National Information Services, Inc.	530	70,363
Visa, Inc., Class A	1,338	230,149
		396,110
Life Sciences Tools & Services | 1.1%
Thermo Fisher Scientific, Inc.	336	97,867
Machinery | 2.3%
Caterpillar, Inc.	692	87,406
Deere & Co.	695	117,233
		204,639
Multiline Retail | 1.4%
Dollar General Corp.	773	122,861
Oil, Gas & Consumable Fuels | 4.5%
Chevron Corp.	1,440	170,784
ConocoPhillips	2,320	132,194
EOG Resources, Inc.	1,260	93,517
		396,495
Pharmaceuticals | 5.7%
Elanco Animal Health, Inc. (*)	1,925	51,186
Johnson & Johnson	1,600	207,008
Pfizer, Inc.	3,415	122,701
Zoetis, Inc.	928	115,619
		496,514
Road & Rail | 1.4%
Norfolk Southern Corp.	659	118,396
Semiconductors & Semiconductor Equipment | 4.2%
Analog Devices, Inc.	1,693	189,159
Skyworks Solutions, Inc.	995	78,854

Description	Shares	Fair Value
Lazard Retirement US Equity Select Portfolio (concluded)
Texas Instruments, Inc.	780	$100,807
		368,820
Software | 6.7%
Microsoft Corp.	3,385	470,617
Palo Alto Networks, Inc. (*)	340	69,302
PTC, Inc. (*)	650	44,317
		584,236
Specialty Retail | 4.1%
Lowe’s Cos., Inc.	2,082	228,937
Ross Stores, Inc.	1,172	128,744
		357,681
Technology Hardware, Storage & Peripherals | 3.0%
Apple, Inc.	1,150	257,565
Total Common Stocks (Cost $7,023,525)		8,506,521
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $267,177)	267,177	267,177
Total Investments | 100.6% (Cost $7,290,702)		$8,773,698
Liabilities in Excess of Cash and Other Assets | (0.6)%		(55,288)
Net Assets | 100.0%		$8,718,410

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 98.2%
Aerospace & Defense | 1.3%
Curtiss-Wright Corp.	5,350	$692,129
Air Freight & Logistics | 0.9%
Echo Global Logistics, Inc. (*)	22,410	507,587
Airlines | 1.7%
Alaska Air Group, Inc.	14,650	950,931
Auto Components | 0.9%
Modine Manufacturing Co. (*)	43,975	499,996
Banks | 6.3%
Comerica, Inc.	7,530	496,905
Commerce Bancshares, Inc.	12,274	744,418
PacWest Bancorp	22,235	808,020
Sterling Bancorp	33,890	679,833
Wintrust Financial Corp.	11,220	725,149
		3,454,325
Biotechnology | 2.0%
Emergent Biosolutions, Inc. (*)	14,555	760,935
Exelixis, Inc. (*)	19,890	351,755
		1,112,690
Building Products | 2.3%
Armstrong World Industries, Inc.	7,985	772,150
PGT Innovations, Inc. (*)	30,075	519,395
		1,291,545
Capital Markets | 3.2%
E*TRADE Financial Corp.	20,350	889,091
Morningstar, Inc.	6,155	899,492
		1,788,583
Chemicals | 2.7%
Ingevity Corp. (*)	8,780	744,895
Innospec, Inc.	8,285	738,525
		1,483,420
Commercial Services & Supplies | 0.7%
The Brink’s Co.	4,810	398,990
Communications Equipment | 2.6%
Ciena Corp. (*)	16,900	662,987
F5 Networks, Inc. (*)	5,400	758,268
		1,421,255
Construction & Engineering | 1.9%
Comfort Systems USA, Inc.	13,750	608,162
Valmont Industries, Inc.	3,300	456,852
		1,065,014
Description	Shares	Fair Value
Construction Materials | 1.4%
Eagle Materials, Inc.	8,335	$750,233
Containers & Packaging | 1.2%
Graphic Packaging Holding Co.	44,635	658,366
Electric Utilities | 4.1%
OGE Energy Corp.	26,950	1,222,991
PNM Resources, Inc.	20,290	1,056,703
		2,279,694
Electrical Equipment | 2.3%
Atkore International Group, Inc. (*)	22,205	673,922
EnerSys	9,135	602,362
		1,276,284
Electronic Equipment, Instruments & Components | 1.2%
FLIR Systems, Inc.	12,420	653,168
Energy Equipment & Services | 0.9%
Cactus, Inc., Class A (*)	18,150	525,261
Entertainment | 2.9%
Take-Two Interactive Software, Inc. (*)	6,825	855,445
The Marcus Corp.	19,575	724,471
		1,579,916
Equity Real Estate Investment Trusts (REITs) | 12.0%
Alexandria Real Estate Equities, Inc.	7,105	1,094,454
Brixmor Property Group, Inc.	47,720	968,239
Camden Property Trust	11,760	1,305,477
Hudson Pacific Properties, Inc.	27,215	910,614
Kilroy Realty Corp.	11,830	921,439
PS Business Parks, Inc.	7,815	1,421,939
		6,622,162
Food Products | 1.0%
The Simply Good Foods Co. (*)	18,465	535,300
Health Care Equipment & Supplies | 4.9%
AngioDynamics, Inc. (*)	32,640	601,229
Avanos Medical, Inc. (*)	10,685	400,260
Envista Holdings Corp. (*)	12,800	356,864
Lantheus Holdings, Inc. (*)	17,985	450,794
STERIS PLC	6,025	870,552
		2,679,699
Health Care Providers & Services | 3.0%
Henry Schein, Inc. (*)	11,550	733,425
Laboratory Corp. of America Holdings (*)	5,410	908,880
		1,642,305
Hotels, Restaurants & Leisure | 3.4%
Papa John’s International, Inc.	11,850	620,348
Penn National Gaming, Inc. (*)	33,700	627,662

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
The Cheesecake Factory, Inc.	15,475	$644,998
		1,893,008
Household Durables | 1.9%
Leggett & Platt, Inc.	25,260	1,034,144
Insurance | 5.5%
Arch Capital Group, Ltd. (*)	26,790	1,124,644
Brown & Brown, Inc.	24,645	888,699
Reinsurance Group of America, Inc.	6,360	1,016,837
		3,030,180
IT Services | 4.3%
CoreLogic, Inc. (*)	15,614	722,460
Leidos Holdings, Inc.	11,470	985,044
Sabre Corp.	29,150	652,814
		2,360,318
Leisure Products | 1.1%
Brunswick Corp.	11,700	609,804
Life Sciences Tools & Services | 0.5%
Cambrex Corp. (*)	4,435	263,883
Machinery | 2.0%
Gardner Denver Holdings, Inc. (*)	14,610	413,317
TriMas Corp. (*)	21,945	672,614
		1,085,931
Oil, Gas & Consumable Fuels | 1.4%
Parsley Energy, Inc., Class A	45,250	760,200
Pharmaceuticals | 1.2%
Catalent, Inc. (*)	14,060	670,100
Professional Services | 1.1%
FTI Consulting, Inc. (*)	5,895	624,811
Semiconductors & Semiconductor Equipment | 2.7%
Maxim Integrated Products, Inc.	12,800	741,248
MKS Instruments, Inc.	8,245	760,849
		1,502,097
Software | 5.3%
CyberArk Software, Ltd. (*)	3,355	334,896
j2 Global, Inc.	10,235	929,543
PTC, Inc. (*)	3,950	269,311
RealPage, Inc. (*)	12,350	776,321
SolarWinds Corp. (*)	33,500	618,075
		2,928,146
Specialty Retail | 1.9%
Floor & Decor Holdings, Inc., Class A (*)	14,325	732,724
Description	Shares	Fair Value
Foot Locker, Inc.	6,920	$298,667
		1,031,391
Textiles, Apparel & Luxury Goods | 3.0%
Carter’s, Inc.	7,055	643,486
Steven Madden, Ltd.	15,577	557,501
Tapestry, Inc.	17,100	445,455
		1,646,442
Trading Companies & Distributors | 1.5%
Air Lease Corp.	20,350	851,037
Total Common Stocks (Cost $48,611,442)		54,160,345
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $1,030,116)	1,030,116	1,030,116
Total Investments | 100.1% (Cost $49,641,558)		$55,190,461
Liabilities in Excess of Cash and Other Assets | (0.1)%		(66,701)
Net Assets | 100.0%		$55,123,760

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 73.2%
Australia | 2.0%
AGL Energy, Ltd.	57,944	$748,833
Beach Energy, Ltd.	236,901	407,559
BHP Group, Ltd.	36,001	891,296
BlueScope Steel, Ltd.	27,899	226,381
Cochlear, Ltd.	1,384	194,751
CSL, Ltd.	4,535	716,617
Evolution Mining, Ltd.	86,351	262,147
Fortescue Metals Group, Ltd.	127,285	763,381
JB Hi-Fi, Ltd.	16,286	374,145
Qantas Airways, Ltd.	270,268	1,149,266
Regis Resources, Ltd.	81,084	266,087
Sandfire Resources NL	58,553	260,551
Santos, Ltd.	129,134	677,012
Saracen Mineral Holdings, Ltd. (*)	103,946	239,975
Shopping Centres Australasia Property Group REIT	158,954	280,133
Woolworths Group, Ltd.	21,564	543,293
		8,001,427
Austria | 0.2%
Erste Group Bank AG	15,567	515,358
OMV AG	3,738	200,257
		715,615
Belgium | 0.8%
Anheuser-Busch InBev SA Sponsored ADR	16,025	1,524,779
Colruyt SA	7,912	433,536
Proximus SADP	16,022	476,023
Telenet Group Holding NV	6,319	298,277
UCB SA	3,816	277,095
		3,009,710
Canada | 3.5%
Air Canada (*)	9,922	323,606
Alimentation Couche-Tard, Inc., Class B	31,374	961,456
BRP, Inc.	14,397	560,188
CAE, Inc.	45,980	1,167,892
Canadian National Railway Co.	19,415	1,744,632
Canadian Solar, Inc. (*)	16,615	313,691
Canadian Utilities, Ltd., Class A	7,944	234,150
CGI, Inc. (*)	12,519	989,916
Colliers International Group, Inc.	3,187	239,353
Constellation Software, Inc.	826	824,940
Fairfax Financial Holdings, Ltd.	656	289,168
Granite Real Estate Investment Trust	7,242	350,662
H&R Real Estate Investment Trust	25,365	442,837
Description	Shares	Fair Value
Kirkland Lake Gold, Ltd.	17,551	$786,241
Northland Power, Inc.	30,242	580,256
Restaurant Brands International, Inc.	2,570	182,733
Rogers Communications, Inc., Class B	33,900	1,651,181
Teck Resources, Ltd., Class B	33,333	540,433
The Toronto-Dominion Bank	25,964	1,512,821
Tourmaline Oil Corp.	33,375	330,261
		14,026,417
Denmark | 0.3%
Coloplast A/S, Class B	2,630	317,057
H. Lundbeck A/S	5,908	196,025
Novo Nordisk A/S, Class B	5,725	295,611
SimCorp A/S	3,741	328,709
		1,137,402
Finland | 0.2%
Sampo Oyj, A Shares ADR	37,415	741,565
France | 1.2%
Air France-KLM (*)	21,182	221,821
BNP Paribas SA	4,041	197,026
Electricite de France SA	66,970	749,471
Engie SA	7,773	126,994
Faurecia SA	3,028	143,959
Hermes International	374	258,684
Iliad SA	2,254	211,673
Ipsen SA	138	13,099
Orange SA	21,875	343,358
Peugeot SA	40,559	1,012,998
Total SA	6,809	354,476
Ubisoft Entertainment SA ADR (*)	64,030	916,910
Veolia Environnement SA	6,487	164,566
		4,715,035
Germany | 1.0%
Allianz SE	2,896	675,335
CTS Eventim AG & Co. KGaA	4,595	259,039
Deutsche Telekom AG	9,533	160,035
Muenchener Rueckversicherungs AG	3,172	820,668
Rheinmetall AG	3,762	476,199
RWE AG	6,052	189,363
SAP SE	1,187	139,549
Siltronic AG	2,023	153,933
Symrise AG ADR	43,570	1,057,008
		3,931,129
Hong Kong | 1.0%
AIA Group, Ltd. Sponsored ADR	39,785	1,497,114
CK Hutchison Holdings, Ltd.	21,000	184,619
Hang Seng Bank, Ltd. Sponsored ADR	53,485	1,159,020

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Jardine Matheson Holdings, Ltd.	4,100	$219,910
Swire Pacific, Ltd., Class A	78,000	726,885
		3,787,548
Israel | 0.6%
Bank Leumi Le-Israel BM	34,408	244,914
Israel Discount Bank, Ltd., ADR	24,275	1,081,451
Israel Discount Bank, Ltd., Class A	198,179	871,778
		2,198,143
Italy | 1.5%
Assicurazioni Generali SpA	7,878	152,777
Enel SpA	513,664	3,838,039
Hera SpA	50,119	205,886
Italgas SpA	67,806	438,038
Poste Italiane SpA	103,365	1,176,566
Terna SpA	34,762	223,252
		6,034,558
Japan | 5.9%
ANA Holdings, Inc.	6,000	201,777
Canon, Inc.	5,961	159,131
Capcom Co., Ltd.	7,947	210,320
Daito Trust Construction Co., Ltd.	5,200	666,686
Daiwa House Industry Co., Ltd.	25,161	819,812
Daiwa House Industry Co., Ltd. ADR	33,610	1,092,325
Dip Corp.	12,767	310,089
East Japan Railway Co.	8,114	776,209
Fuji Media Holdings, Inc.	17,800	230,218
FUJIFILM Holdings Corp.	5,200	229,165
Fukuoka Financial Group, Inc.	31,871	606,138
Inpex Corp.	22,700	207,070
Japan Airlines Co., Ltd.	15,713	467,026
Japan Post Holdings Co., Ltd.	49,300	455,286
Japan Prime Realty Investment Corp. REIT	52	246,837
Juki Corp.	6,525	54,992
Kao Corp., ADR	64,510	959,264
Kinden Corp.	7,947	118,448
Kyushu Electric Power Co., Inc.	16,171	152,641
Marvelous, Inc.	15,607	120,744
McDonald’s Holdings Co. Japan, Ltd.	9,600	464,484
Mitsubishi Heavy Industries, Ltd.	20,378	801,583
Mitsubishi UFJ Financial Group, Inc.	127,586	650,265
Mizuho Financial Group, Inc.	153,409	235,872
Nintendo Co., Ltd.	664	247,215
Nissan Chemical Corp.	4,800	200,669
Nomura Holdings, Inc.	47,384	200,376
NTT DOCOMO, Inc.	150,378	3,839,846
Description	Shares	Fair Value
ORIX Corp.	17,023	$254,759
SAMTY Co., Ltd.	14,090	245,705
Seven & I Holdings Co., Ltd.	24,134	926,138
Shikoku Electric Power Co., Inc.	13,996	132,393
Shin-Etsu Chemical Co., Ltd.	8,512	917,142
Showa Denko KK	6,149	162,068
SoftBank Group Corp.	4,350	170,855
Stanley Electric Co., Ltd.	5,390	143,651
Sumitomo Mitsui Trust Holdings, Inc.	15,412	558,645
Sumitomo Realty & Development Co., Ltd.	5,200	198,742
Suzuken Co., Ltd.	3,974	214,451
TechnoPro Holdings Inc., ADR	98,305	1,181,626
Teijin, Ltd.	9,364	180,758
The Chiba Bank, Ltd.	68,005	351,868
The Chugoku Electric Power Co., Inc.	10,875	139,675
The Dai-ichi Life Insurance Co., Ltd.	48,286	733,764
The Gunma Bank, Ltd.	34,899	113,792
The Hachijuni Bank, Ltd.	58,100	237,790
The Shizuoka Bank, Ltd.	34,300	256,963
Tosoh Corp.	13,338	177,556
Yamaha Corp. Sponsored ADR	31,085	1,406,285
		23,429,114
Luxembourg | 0.1%
ArcelorMittal	39,315	554,182
Netherlands | 0.9%
Euronext NV	4,607	376,595
Koninklijke Ahold Delhaize NV	14,217	355,645
Royal Dutch Shell PLC, A Shares	9,171	268,061
Wolters Kluwer NV	1,514	110,578
Wolters Kluwer NV Sponsored ADR	32,525	2,371,560
		3,482,439
Norway | 0.5%
Aker BP ASA	6,255	166,680
DNO ASA	94,052	134,956
Equinor ASA	9,897	187,733
Leroy Seafood Group ASA	30,046	182,498
Orkla ASA	25,737	234,329
Salmar ASA	7,239	317,826
Telenor ASA	28,821	578,293
TGS NOPEC Geophysical Co. ASA	5,284	134,569
		1,936,884
Puerto Rico | 0.1%
EVERTEC, Inc.	7,215	225,252
Singapore | 0.5%
Jardine Cycle & Carriage, Ltd.	17,000	370,059

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Oversea-Chinese Banking Corp., Ltd.	18,822	$148,334
Oversea-Chinese Banking Corp., Ltd. ADR	79,190	1,246,846
Singapore Technologies Engineering, Ltd.	62,100	172,580
		1,937,819
Spain | 0.4%
Amadeus IT Group SA	2,099	150,527
Banco Bilbao Vizcaya Argentaria SA	80,334	419,128
CIE Automotive SA	6,900	173,156
Corporacion Financiera Alba SA	1,564	76,197
Iberdrola SA	88,887	923,734
		1,742,742
Sweden | 0.8%
Assa Abloy AB ADR	73,575	815,939
Axfood AB	9,291	197,405
Boliden AB	5,103	117,422
Epiroc AB ADR	103,695	1,117,832
Hexagon AB ADR	18,935	910,584
		3,159,182
Switzerland | 2.4%
ABB, Ltd. Sponsored ADR	49,470	973,075
Alcon, Inc. (*)	9,734	567,395
Helvetia Holding AG	1,921	265,145
Novartis AG	11,549	1,002,630
Novartis AG Sponsored ADR	18,915	1,643,713
Partners Group Holding AG	513	393,519
Roche Holding AG	11,255	3,282,241
STMicroelectronics NV	18,063	349,980
Swisscom AG	650	320,591
The Swatch Group AG	4,221	212,448
Zurich Insurance Group AG	1,383	529,212
		9,539,949
United Kingdom | 4.6%
Admiral Group PLC	12,610	328,462
Anglo American PLC	18,628	429,142
Associated British Foods PLC	5,705	161,518
Auto Trader Group PLC	56,574	354,697
Britvic PLC	19,554	236,446
Bunzl PLC Sponsored ADR	37,150	970,358
Coca-Cola European Partners PLC	23,630	1,310,283
Compass Group PLC	23,398	602,024
Compass Group PLC Sponsored ADR	50,417	1,298,238
Diageo PLC Sponsored ADR	15,485	2,532,107
Dunelm Group PLC	18,126	186,824
Fiat Chrysler Automobiles NV	24,795	321,269
Howden Joinery Group PLC	57,806	398,230
Description	Shares	Fair Value
Imperial Brands PLC	5,651	$126,944
International Consolidated Airlines Group SA	61,769	360,320
Lloyds Banking Group PLC	1,873,872	1,249,640
Prudential PLC ADR	31,150	1,133,549
RELX PLC	15,874	376,620
RELX PLC Sponsored ADR	73,245	1,737,371
Rio Tinto PLC	5,397	280,331
Rio Tinto, Ltd.	13,087	823,083
Royal Bank of Scotland Group PLC	54,282	138,692
SSP Group PLC	42,155	321,309
The Weir Group PLC Sponsored ADR	53,120	459,488
Unilever PLC Sponsored ADR	31,960	1,920,796
WH Smith PLC	11,842	289,345
		18,347,086
United States | 44.7%
3M Co.	5,291	869,840
AbbVie, Inc.	15,239	1,153,897
Accenture PLC, Class A	10,260	1,973,511
AES Corp.	27,008	441,311
Aflac, Inc.	18,240	954,317
Akamai Technologies, Inc. (*)	11,272	1,030,035
Allegion PLC	966	100,126
Alphabet, Inc., Class A (*)	1,977	2,414,194
Alphabet, Inc., Class C (*)	284	346,196
Altria Group, Inc.	7,773	317,916
Amazon.com, Inc. (*)	1,793	3,112,487
American Express Co.	20,634	2,440,590
American States Water Co.	4,264	383,163
American Tower Corp. REIT	3,021	668,034
Ameriprise Financial, Inc.	5,484	806,696
AmerisourceBergen Corp.	9,967	820,583
Amgen, Inc.	4,066	786,812
Aon PLC	19,038	3,685,186
Apple, Inc.	24,247	5,430,601
Applied Materials, Inc.	4,327	215,917
AutoZone, Inc. (*)	1,241	1,346,013
AXA Equitable Holdings, Inc.	26,412	585,290
Bank of America Corp.	45,056	1,314,284
Baxter International, Inc.	2,157	188,673
Best Buy Co., Inc.	2,472	170,543
BorgWarner, Inc.	4,123	151,232
Boston Scientific Corp. (*)	33,745	1,373,084
Bristol-Myers Squibb Co.	30,632	1,553,349
Broadcom, Inc.	834	230,242
Burlington Stores, Inc. (*)	3,557	710,760
Cable One, Inc.	219	274,779
Cadence Design Systems, Inc. (*)	10,024	662,386

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Cardinal Health, Inc.	4,829	$227,881
Cboe Global Markets, Inc.	3,350	384,949
CBRE Group, Inc., Class A (*)	20,177	1,069,583
CDW Corp.	7,035	866,993
Cerner Corp.	9,042	616,393
Chevron Corp.	20,580	2,440,788
Church & Dwight Co., Inc.	4,984	374,996
Cigna Corp. (*)	7,122	1,081,048
Cisco Systems, Inc.	24,185	1,194,981
Citigroup, Inc.	8,367	577,992
Citizens Financial Group, Inc.	10,526	372,305
Colgate-Palmolive Co.	12,040	885,060
Comcast Corp., Class A	43,068	1,941,505
Comerica, Inc.	4,000	263,960
ConocoPhillips	30,992	1,765,924
Continental Resources, Inc. (*)	2,871	88,398
CoreLogic, Inc. (*)	18,590	860,159
Corteva, Inc. (*)	6,699	187,572
Costco Wholesale Corp.	1,771	510,243
Crown Castle International Corp. REIT	2,045	284,275
Cummins, Inc.	3,493	568,206
CVS Health Corp.	7,561	476,872
Darden Restaurants, Inc.	10,439	1,234,099
Delta Air Lines, Inc.	8,109	467,078
Devon Energy Corp.	7,572	182,182
Discover Financial Services	6,969	565,116
Dollar General Corp.	7,615	1,210,328
E*TRADE Financial Corp.	20,325	887,999
Edison International	16,102	1,214,413
Electronic Arts, Inc. (*)	2,450	239,659
Eli Lilly & Co.	16,562	1,852,128
Encompass Health Corp.	13,388	847,193
F5 Networks, Inc. (*)	5,284	741,979
Facebook, Inc., Class A (*)	4,091	728,525
FactSet Research Systems, Inc.	924	224,504
GreenSky, Inc., Class A (*)	15,784	108,041
H&R Block, Inc.	8,317	196,448
HCA Healthcare, Inc.	6,051	728,661
HEICO Corp., Class A	2,361	229,749
Honeywell International, Inc.	21,296	3,603,283
Humana, Inc.	1,047	267,686
IDEXX Laboratories, Inc. (*)	408	110,947
Intel Corp.	44,590	2,297,723
Intercontinental Exchange, Inc.	25,617	2,363,681
International Business Machines Corp.	5,269	766,218
Intuit, Inc.	9,176	2,440,265
Description	Shares	Fair Value
IQVIA Holdings, Inc. (*)	16,384	$2,447,442
JetBlue Airways Corp. (*)	17,481	292,807
Johnson & Johnson	39,733	5,140,656
JPMorgan Chase & Co.	1,312	154,409
Keysight Technologies, Inc. (*)	3,061	297,682
Kimberly-Clark Corp.	15,974	2,269,107
Kohl’s Corp.	3,024	150,172
Lam Research Corp.	1,144	264,390
Lockheed Martin Corp.	9,643	3,761,349
Lowe’s Cos., Inc.	11,540	1,268,938
LPL Financial Holdings, Inc.	5,836	477,968
Lululemon Athletica, Inc. (*)	7,736	1,489,412
MasTec, Inc. (*)	3,072	199,465
MasterCard, Inc., Class A	4,727	1,283,711
Maxim Integrated Products, Inc.	2,980	172,572
McDonald’s Corp.	9,050	1,943,126
McGrath RentCorp	3,939	274,115
McKesson Corp.	2,478	338,643
Mellanox Technologies, Ltd. (*)	2,979	326,469
Merck & Co., Inc.	35,081	2,953,119
MetLife, Inc.	12,942	610,345
Micron Technology, Inc. (*)	18,465	791,225
Microsoft Corp.	35,839	4,982,696
Morgan Stanley	14,417	615,173
Morningstar, Inc.	1,649	240,985
Motorola Solutions, Inc.	12,445	2,120,752
Nasdaq, Inc.	3,025	300,534
National Retail Properties, Inc. REIT	14,209	801,388
NIKE, Inc., Class B	23,984	2,252,577
Nordstrom, Inc.	6,765	227,778
Northern Oil and Gas, Inc. (*)	90,538	177,454
Northrop Grumman Corp.	7,231	2,710,107
Occidental Petroleum Corp.	14,276	634,854
Omnicom Group, Inc.	5,225	409,118
PayPal Holdings, Inc. (*)	1,838	190,398
PDC Energy, Inc. (*)	6,432	178,488
PepsiCo, Inc.	13,999	1,919,263
Philip Morris International, Inc.	15,266	1,159,147
Pinnacle West Capital Corp.	15,415	1,496,334
Pioneer Natural Resources Co.	2,881	362,343
PotlatchDeltic Corp. REIT	3,648	149,878
Premier, Inc., Class A (*)	13,508	390,651
PTC, Inc. (*)	13,620	928,612
Public Service Enterprise Group, Inc.	4,955	307,606
Radian Group, Inc.	17,063	389,719
Raytheon Co.	1,082	212,278
Republic Services, Inc.	15,418	1,334,428

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Rockwell Automation, Inc.	9,010	$1,484,848
Ross Stores, Inc.	5,029	552,436
S&P Global, Inc.	6,580	1,611,968
Simon Property Group, Inc. REIT	11,917	1,854,881
Skyworks Solutions, Inc.	1,958	155,172
Starbucks Corp.	18,537	1,639,042
Synchrony Financial	8,405	286,526
Synovus Financial Corp.	13,848	495,204
Sysco Corp.	25,655	2,037,007
T Rowe Price Group, Inc.	2,475	282,769
T-Mobile US, Inc. (*)	2,463	194,011
Take-Two Interactive Software, Inc. (*)	4,372	547,986
Tanger Factory Outlet Centers, Inc. REIT	15,303	236,890
Target Corp.	6,691	715,335
TE Connectivity, Ltd.	10,298	959,568
Tech Data Corp. (*)	2,307	240,482
Texas Instruments, Inc.	10,720	1,385,453
The Coca-Cola Co.	61,738	3,361,017
The Estee Lauder Cos., Inc., Class A	18,208	3,622,482
The Hershey Co.	14,014	2,172,030
The Kroger Co.	14,002	360,972
The Procter & Gamble Co.	30,126	3,747,072
The Progressive Corp.	3,911	302,125
The TJX Cos., Inc.	47,649	2,655,955
Thermo Fisher Scientific, Inc.	9,075	2,643,275
Tractor Supply Co.	2,243	202,857
Ulta Salon Cosmetics & Fragrance, Inc. (*)	652	163,424
United Airlines Holdings, Inc. (*)	4,835	427,462
United Rentals, Inc. (*)	5,869	731,512
UnitedHealth Group, Inc.	6,176	1,342,168
Verizon Communications, Inc.	40,441	2,441,019
Viacom, Inc., Class B	5,893	141,609
Visa, Inc., Class A	12,939	2,225,637
VMware, Inc., Class A	1,344	201,681
Vulcan Materials Co.	2,505	378,856
Walmart, Inc.	4,044	479,942
Waste Management, Inc.	12,897	1,483,155
Western Alliance Bancorp	5,356	246,804
WW Grainger, Inc.	1,407	418,090
Zebra Technologies Corp., Class A (*)	2,451	505,813
Zions BanCorp.	3,521	156,755
Zoetis, Inc.	22,411	2,792,187
		176,343,195
Total Common Stocks (Cost $262,823,262)		288,996,393
Description		Shares	Fair Value
Preferred Stocks | 0.0%
Germany | 0.0%
Porsche Automobil Holding SE (Cost $190,304)		2,939	$191,200

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 6.5%
Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	840	$606,603
Canada | 0.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	1,830	1,401,621
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	780	606,649
			2,008,270
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	1,058	1,081,302
Germany | 0.2%
BMW Finance NV, 0.875%, 08/16/22	GBP	805	982,564
Netherlands | 0.5%
BNG Bank NV, 5.000%, 09/16/20	NZD	1,367	885,254
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	950	990,868
			1,876,122
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd.:
5.500%, 02/26/24	AUD	900	703,039
4.000%, 11/02/27	AUD	100	76,509
			779,548
Switzerland | 0.3%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	968	1,009,466
United Kingdom | 0.5%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	610	620,675
Unilever Capital Corp., 3.250%, 03/07/24	USD	1,180	1,243,088
			1,863,763
United States | 3.9%
American Express Co., 3.000%, 10/30/24	USD	1,010	1,043,124
Apple, Inc., 3.850%, 05/04/43	USD	1,694	1,900,595

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	1,003	$1,022,866
Citigroup, Inc., 2.539% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	1,851	1,265,029
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	1,805	1,362,609
Johnson & Johnson, 3.625%, 03/03/37	USD	320	356,911
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	740	781,274
McDonald’s Corp., 3.125%, 03/04/25	CAD	1,815	1,415,353
Microsoft Corp., 4.450%, 11/03/45	USD	1,339	1,690,971
Morgan Stanley, 3.625%, 01/20/27	USD	1,025	1,083,194
Starbucks Corp., 4.450%, 08/15/49	USD	1,030	1,195,690
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	670	697,058
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,367	1,501,296
			15,315,970
Total Corporate Bonds (Cost $24,822,099)			25,523,608
Foreign Government Obligations | 11.1%
Australia | 0.3%
Queensland Treasury Corp.:
3.000%, 03/22/24	AUD	865	633,427
3.000%, 03/22/24 (#)	AUD	580	424,726
			1,058,153
Bermuda | 0.6%
Government of Bermuda:
4.854%, 02/06/24	USD	1,555	1,700,781
3.717%, 01/25/27	USD	640	672,600
			2,373,381
Canada | 1.0%
City of Vancouver, 2.900%, 11/20/25	CAD	675	534,625
Province of Quebec:
1.650%, 03/03/22	CAD	925	696,747
3.000%, 09/01/23	CAD	1,365	1,076,473
2.500%, 04/20/26	USD	1,685	1,747,698
			4,055,543
Description	Security Currency	Principal Amount (000)	Fair Value
Chile | 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	700,000	$1,069,926
Republic of Chile, 3.125%, 01/21/26	USD	2,135	2,243,751
			3,313,677
Czech Republic | 0.8%
Czech Republic, 2.150% (PRIB0R 6 Month - 0.100%), 11/19/27 (§)	CZK	74,220	3,187,090
France | 0.7%
Government of France, 1.750%, 06/25/39	EUR	1,850	2,613,616
Hungary | 1.1%
Hungary, 6.375%, 03/29/21	USD	1,264	1,341,025
Hungary Government Bonds:
2.500%, 10/24/24	HUF	285,480	997,297
2.750%, 12/22/26	HUF	292,450	1,037,589
3.000%, 10/27/27	HUF	300,600	1,084,546
			4,460,457
Ireland | 0.6%
Ireland Government Bonds:
1.350%, 03/18/31	EUR	955	1,187,433
1.700%, 05/15/37	EUR	797	1,055,841
			2,243,274
Italy | 0.2%
Italy Government International Bonds, 6.875%, 09/27/23	USD	780	904,566
Japan | 0.6%
Japan International Cooperation Agency:
1.875%, 11/13/19	USD	1,140	1,139,555
2.125%, 10/20/26	USD	1,296	1,301,654
			2,441,209
Mexico | 0.4%
Mexico Cetes, 0.000%, 04/23/20	MXN	209,838	1,009,943
United Mexican States, 6.750%, 02/06/24	GBP	320	471,706
			1,481,649
New Zealand | 0.3%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	1,560	1,052,482
Norway | 1.1%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	820	815,147
Oslo Kommune:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
2.350%, 09/04/24	NOK	19,000	$2,128,508
2.080% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	12,000	1,332,031
			4,275,686
Panama | 0.7%
Republic of Panama, 4.000%, 09/22/24	USD	2,400	2,563,500
Poland | 0.8%
Poland Government Bonds, 1.790%, 05/25/28 (§)	PLN	12,730	3,092,408
Romania | 0.2%
Romania Government Bonds, 2.375%, 04/19/27	EUR	785	937,429
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,385	1,187,454
United Kingdom | 0.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	835	1,176,671
1.500%, 07/22/47	GBP	885	1,226,999
			2,403,670
Total Foreign Government Obligations (Cost $43,241,741)			43,645,244
Quasi Government Bonds | 1.1%
Canada | 0.7%
Export Development Canada, 1.800%, 09/01/22	CAD	3,530	2,673,485
Germany | 0.4%
KFW, 2.750%, 04/16/20	AUD	2,745	1,869,024
Total Quasi Government Bonds (Cost $4,551,216)			4,542,509
Supranational Bonds | 2.6%
Asian Development Bank:
1.000%, 12/15/22	GBP	820	1,019,896
2.125%, 03/19/25	USD	1,895	1,942,063
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	530	529,298
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,835	1,369,481
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	1,050	677,085
2.500%, 08/03/23	CAD	2,905	2,253,176
2.900%, 11/26/25	AUD	960	707,487
International Finance Corp.:
3.625%, 05/20/20	NZD	1,436	913,044
Description	Security Currency	Principal Amount (000)	Fair Value
2.700%, 03/15/23	AUD	1,031	$732,134
Total Supranational Bonds (Cost $10,176,563)			10,143,664
US Municipal Bonds | 0.7%
California | 0.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	740	1,140,392
State of California, 4.500%, 04/01/33	USD	900	1,023,444
			2,163,836
New York | 0.1%
New York State Urban Development Corp., 3.900%, 03/15/33	USD	420	465,364
Wisconsin | 0.0%
Wisconsin State Build America Bonds Series D, 5.400%, 05/01/28	USD	175	178,272
Total US Municipal Bonds (Cost $2,670,801)			2,807,472
US Treasury Securities | 3.7%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	1,096	1,086,263
US Treasury Bonds, 2.250%, 08/15/49	USD	1,070	1,101,557
US Treasury Notes:
1.750%, 05/15/23	USD	4,650	4,677,428
2.125%, 05/15/25	USD	3,315	3,409,141
2.875%, 08/15/28	USD	2,930	3,222,199
3.125%, 11/15/41	USD	1,051	1,253,399
Total US Treasury Securities (Cost $14,441,305)			14,749,987

Description		Shares	Fair Value
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,611,309)		3,611,309	$3,611,309
Total Investments | 99.8% (Cost $366,528,600) (»)			$394,211,386
Cash and Other Assets in Excess of Liabilities | 0.2%			705,964
Net Assets | 100.0%			$394,917,350

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	243,065	USD	164,500	HSB	11/14/19	$—	$206
AUD	394,737	USD	267,200	HSB	11/14/19	—	387
AUD	454,144	USD	308,700	HSB	11/14/19	—	1,732
AUD	441,526	USD	303,000	JPM	11/14/19	—	4,561
AUD	457,563	USD	310,000	JPM	11/14/19	—	721
AUD	1,448,034	USD	984,090	JPM	11/14/19	—	5,325
CAD	270,384	USD	203,200	HSB	11/14/19	1,025	—
CAD	437,913	USD	330,000	HSB	11/14/19	763	—
CAD	506,408	USD	381,300	HSB	11/14/19	1,198	—
CAD	1,619,654	USD	1,222,568	HSB	12/27/19	1,772	—
CAD	935,902	USD	707,200	JPM	11/14/19	—	298
CAD	3,066,781	USD	2,310,935	JPM	11/14/19	5,454	—
CAD	502,409	USD	380,000	MSC	11/14/19	—	523
CHF	56,225	USD	58,000	HSB	11/14/19	—	1,459
CHF	91,818	USD	94,300	HSB	11/14/19	—	1,966
CHF	105,893	USD	108,900	HSB	11/14/19	—	2,412
CHF	432,615	USD	448,440	HSB	11/14/19	—	13,393
CHF	105,714	USD	110,000	MSC	11/14/19	—	3,692
CLP	16,818,015	USD	24,262	CIT	10/18/19	—	1,190
CLP	145,756,119	USD	210,272	CIT	10/18/19	—	10,315
CZK	6,742,461	USD	290,400	JPM	10/25/19	—	5,423
CZK	10,574,765	USD	460,000	JPM	10/25/19	—	13,046
CZK	10,970,640	USD	471,500	JPM	10/25/19	—	7,814
CZK	13,035,706	USD	562,900	JPM	10/25/19	—	11,932
CZK	19,221,333	USD	834,168	JPM	10/25/19	—	21,758
CZK	26,945,598	USD	1,150,793	JPM	10/25/19	—	11,909
EUR	1,393,237	USD	1,577,654	CIT	10/10/19	—	58,172
EUR	3,371,946	USD	3,810,606	CIT	10/10/19	—	133,121
EUR	402,032	USD	454,390	HSB	10/10/19	—	15,930
EUR	1,071,340	USD	1,199,638	HSB	10/10/19	—	31,222
EUR	1,189,610	USD	1,340,607	HSB	10/10/19	—	43,204
EUR	1,271,008	USD	1,406,587	HSB	10/10/19	—	20,410
EUR	1,628,776	USD	1,819,800	HSB	10/10/19	—	43,438
EUR	2,668,988	USD	2,970,800	HSB	10/10/19	—	59,969
EUR	3,080,223	USD	3,432,200	HSB	10/10/19	—	72,872
EUR	5,183,861	USD	5,857,867	HSB	10/10/19	—	204,285
EUR	1,046,184	USD	1,157,575	HSB	12/27/19	—	9,537
EUR	908,863	USD	1,003,245	JPM	10/10/19	—	12,029
EUR	2,916,432	USD	3,295,382	JPM	10/10/19	—	114,685
EUR	3,109,632	USD	3,510,000	JPM	10/25/19	—	114,779
GBP	393,844	USD	484,000	HSB	11/14/19	1,078	—
GBP	637,157	USD	785,900	HSB	11/14/19	—	1,146
GBP	742,091	USD	900,000	HSB	11/14/19	13,995	—
GBP	744,726	USD	908,000	HSB	11/14/19	9,241	—
GBP	690,200	USD	863,149	JPM	11/14/19	—	13,065

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	1,370,513	USD	1,709,468	SSB	12/27/19	$—	$18,234
HUF	139,185,243	USD	477,386	HSB	10/28/19	—	23,666
HUF	169,820,392	USD	563,056	JPM	10/28/19	—	9,470
HUF	219,312,327	USD	759,863	JPM	10/28/19	—	44,942
IDR	4,914,986,000	USD	340,255	HSB	02/12/20	1,069	—
JPY	1,368,584,000	USD	13,050,385	CIT	11/14/19	—	357,541
JPY	164,432,377	USD	1,568,100	HSB	11/14/19	—	43,082
JPY	189,890,547	USD	1,810,602	HSB	11/14/19	—	49,475
JPY	269,442,221	USD	2,562,100	HSB	11/14/19	—	63,175
JPY	310,994,132	USD	2,941,900	HSB	11/14/19	—	57,605
JPY	337,651,280	USD	3,230,000	HSB	11/14/19	—	98,475
JPY	32,707,679	USD	311,880	JPM	11/14/19	—	8,535
JPY	66,588,261	USD	623,632	SSB	12/27/19	—	3,909
KRW	1,741,196,000	USD	1,460,000	HSB	02/10/20	1,760	—
MXN	994,381	USD	50,000	HSB	11/14/19	34	—
MXN	6,339,110	USD	321,835	HSB	11/14/19	—	2,873
NOK	1,819,314	USD	203,200	HSB	11/14/19	—	3,084
NOK	2,973,945	USD	330,000	HSB	11/14/19	—	2,881
NOK	3,381,791	USD	380,000	HSB	11/14/19	—	8,019
NOK	3,421,592	USD	381,300	HSB	11/14/19	—	4,942
NZD	25,825	USD	16,735	CIT	11/14/19	—	548
NZD	105,660	USD	67,700	JPM	11/14/19	—	1,471
NZD	172,565	USD	110,000	JPM	11/14/19	—	1,834
NZD	185,654	USD	120,000	JPM	11/14/19	—	3,629
NZD	197,133	USD	127,100	JPM	11/14/19	—	3,534
NZD	293,139	USD	189,000	JPM	11/14/19	—	5,256
NZD	984,054	USD	617,746	JPM	11/14/19	—	928
PLN	2,154,875	USD	544,715	HSB	11/14/19	—	7,051
SEK	4,891,968	USD	508,000	JPM	11/14/19	—	9,672
SGD	141,511	USD	102,332	HSB	11/14/19	103	—
SGD	286,186	USD	208,103	JPM	11/14/19	—	943
USD	342,071	AUD	506,108	HSB	11/14/19	—	21
USD	468,672	AUD	691,615	HSB	11/14/19	1,191	—
USD	683,120	AUD	1,009,666	HSB	11/14/19	660	—
USD	879,744	AUD	1,294,770	HSB	11/14/19	4,575	—
USD	2,610,111	AUD	3,835,635	HSB	11/14/19	17,504	—
USD	2,853,633	AUD	4,201,561	HSB	12/27/19	10,100	—
USD	763,742	AUD	1,122,178	JPM	11/14/19	5,232	—
USD	105,262	AUD	155,915	MSC	11/14/19	—	125
USD	129,524	AUD	190,313	MSC	11/14/19	886	—
USD	432,400	AUD	635,279	MSC	11/14/19	2,998	—
USD	1,045,952	AUD	1,544,616	MSC	11/14/19	1,905	—
USD	296,862	AUD	437,148	SSB	12/27/19	1,009	—
USD	732,510	CAD	966,418	CIT	11/14/19	2,559	—
USD	229,825	CAD	304,421	HSB	11/14/19	—	109
USD	584,574	CAD	773,256	HSB	11/14/19	521	—
USD	1,051,154	CAD	1,396,933	HSB	11/14/19	—	3,972

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,266,468	CAD	1,687,115	HSB	11/14/19	$—	$7,836
USD	1,770,965	CAD	2,345,785	HSB	11/14/19	—	844
USD	1,807,341	CAD	2,404,071	HSB	11/14/19	—	8,492
USD	2,752,416	CAD	3,631,263	HSB	11/14/19	9,666	—
USD	4,695,290	CAD	6,220,306	HSB	12/27/19	—	6,804
USD	2,192,765	CAD	2,893,412	JPM	11/14/19	7,324	—
USD	193,996	CAD	255,917	MSC	11/14/19	697	—
USD	562,200	CAD	744,866	MSC	11/14/19	—	409
USD	1,954,250	CAD	2,593,015	MSC	11/14/19	—	4,296
USD	73,188	CHF	70,605	HSB	11/14/19	2,186	—
USD	77,500	CLP	54,540,625	CIT	10/18/19	2,678	—
USD	200,911	CLP	142,739,125	CIT	10/18/19	5,093	—
USD	1,039,501	CLP	709,240,828	CIT	10/18/19	66,521	—
USD	145,498	CZK	3,391,222	JPM	10/25/19	2,165	—
USD	176,699	CZK	4,065,324	JPM	10/25/19	4,874	—
USD	284,942	CZK	6,592,408	JPM	10/25/19	6,307	—
USD	292,266	CZK	6,784,756	JPM	10/25/19	5,501	—
USD	320,536	CZK	7,491,236	JPM	10/25/19	3,911	—
USD	376,844	CZK	8,766,189	JPM	10/25/19	6,332	—
USD	711,654	CZK	16,516,297	JPM	10/25/19	13,575	—
USD	1,264,047	CZK	29,709,728	JPM	10/25/19	8,333	—
USD	171,722	CZK	3,984,019	JPM	11/14/19	3,314	—
USD	1,187,753	EUR	1,054,064	CIT	10/10/19	38,178	—
USD	355,000	EUR	317,086	HSB	10/10/19	9,182	—
USD	857,461	EUR	769,106	HSB	10/10/19	18,665	—
USD	1,185,453	EUR	1,063,998	HSB	10/10/19	25,044	—
USD	4,130,100	EUR	3,734,740	HSB	10/10/19	56,947	—
USD	4,197,000	EUR	3,718,470	HSB	10/10/19	141,592	—
USD	277,800	EUR	247,089	JPM	10/10/19	8,322	—
USD	408,200	EUR	360,270	JPM	10/10/19	15,285	—
USD	1,059,390	EUR	952,712	JPM	10/10/19	20,351	—
USD	2,854,700	EUR	2,548,992	JPM	10/10/19	74,739	—
USD	1,180,508	EUR	1,052,500	JPM	10/25/19	31,346	—
USD	90,400	GBP	74,518	HSB	11/14/19	—	1,380
USD	194,324	GBP	160,858	HSB	11/14/19	—	3,797
USD	211,545	GBP	172,410	HSB	11/14/19	—	804
USD	344,579	GBP	281,576	HSB	11/14/19	—	2,224
USD	588,929	GBP	484,659	HSB	11/14/19	—	8,001
USD	621,199	GBP	512,008	HSB	11/14/19	—	9,415
USD	1,124,400	GBP	895,515	HSB	11/14/19	21,439	—
USD	100,394	GBP	83,097	JPM	11/14/19	—	1,952
USD	290,359	GBP	237,402	JPM	11/14/19	—	2,037
USD	766,171	GBP	614,254	SSB	12/27/19	8,172	—
USD	296,259	HUF	87,474,888	HSB	10/28/19	11,106	—
USD	490,434	HUF	145,558,725	HSB	10/28/19	15,937	—
USD	567,523	HUF	165,064,807	HSB	10/28/19	29,440	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	583,196	HUF	170,676,500	HSB	10/28/19	$26,820	$—
USD	187,500	HUF	55,095,000	JPM	10/28/19	7,900	—
USD	353,581	HUF	101,815,587	JPM	10/28/19	21,679	—
USD	805,175	HUF	234,458,937	JPM	10/28/19	40,879	—
USD	836,072	HUF	240,751,654	JPM	10/28/19	51,263	—
USD	977,763	HUF	284,314,873	JPM	10/28/19	50,945	—
USD	696,240	ILS	2,434,120	HSB	12/27/19	—	7,214
USD	3,740,582	JPY	392,271,999	CIT	11/14/19	102,480	—
USD	90,400	JPY	9,479,063	HSB	11/14/19	2,487	—
USD	3,524,700	JPY	379,448,053	HSB	11/14/19	5,533	—
USD	900,700	JPY	95,085,187	JPM	11/14/19	18,839	—
USD	355,497	JPY	37,958,189	SSB	12/27/19	2,228	—
USD	259,400	KRW	308,763,820	HSB	02/10/20	188	—
USD	155,074	MXN	3,065,946	HSB	11/14/19	807	—
USD	1,016,273	MXN	20,127,289	HSB	11/14/19	3,540	—
USD	58,100	NOK	514,849	HSB	11/14/19	1,469	—
USD	454,100	NOK	4,072,369	HSB	11/14/19	6,159	—
USD	819,649	NOK	7,364,345	HSB	11/14/19	9,606	—
USD	1,365,488	NOK	12,100,397	HSB	11/14/19	34,504	—
USD	1,335,695	NOK	12,071,869	HSB	12/27/19	6,896	—
USD	638,085	NZD	990,747	CIT	11/14/19	17,071	—
USD	1,360,388	NZD	2,099,277	CIT	11/14/19	44,533	—
USD	36,973	NZD	57,573	JPM	11/14/19	886	—
USD	194,600	NZD	308,529	JPM	11/14/19	1,210	—
USD	329,736	NZD	516,257	JPM	11/14/19	6,139	—
USD	413,922	NZD	638,866	JPM	11/14/19	13,473	—
USD	531,479	NZD	836,053	JPM	11/14/19	7,430	—
USD	582,668	NZD	906,042	JPM	11/14/19	14,749	—
USD	188,771	PLN	740,564	HSB	11/14/19	3,992	—
USD	193,800	PLN	746,342	HSB	11/14/19	7,580	—
USD	304,687	PLN	1,206,846	HSB	11/14/19	3,567	—
USD	352,529	PLN	1,385,776	HSB	11/14/19	6,763	—
USD	367,944	PLN	1,421,027	HSB	11/14/19	13,382	—
USD	954,344	PLN	3,678,557	HSB	11/14/19	36,506	—
USD	1,259,930	PLN	4,955,956	HSB	11/14/19	23,367	—
USD	108,468	SGD	150,490	HSB	11/14/19	—	466
USD	173,111	SGD	240,103	HSB	11/14/19	—	691
USD	207,794	SGD	288,414	HSB	11/14/19	—	979
USD	454,957	SGD	629,142	HSB	11/14/19	—	457
USD	259,787	SGD	357,618	HSB	12/27/19	784	—
USD	199,736	SGD	276,429	JPM	11/14/19	—	362
USD	229,376	SGD	317,232	JPM	11/14/19	—	257
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,356,508	$1,975,644

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

September 30, 2019 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2019, these securities amounted to 0.9% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2019.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
GDR	- Global Depositary Receipt
NIBOR	- Norway Interbank Offered Rate
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust

Currency Abbreviations:
AUD	- Australian Dollar	JPY	- Japanese Yen
CAD	- Canadian Dollar	KRW	- South Korean Won
CHF	- Swiss Franc	MXN	- Mexican New Peso
CLP	- Chilean Peso	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HUF	- Hungarian Forint	SGD	- Singapore Dollar
IDR	- Indonesian Rupiah	USD	- United States Dollar
ILS	- Israeli Shekel

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
MSC	- Morgan Stanley & Co. Inc.
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	2.5%	2.1%
Airlines	—	1.1	1.0
Auto Components	1.6	—	0.1
Automobiles	3.3	3.1	0.6
Banks	24.0	7.7	6.0
Beverages	0.7	5.7	2.8
Biotechnology	—	—	0.7
Building Products	—	2.2	0.2
Capital Markets	—	1.2	2.8
Chemicals	0.7	5.1	0.7
Commercial Services & Suppliers	—	—	0.9
Communications Equipment	—	—	1.0
Construction & Engineering	—	1.2	0.1
Construction Materials	2.6	—	0.1
Consumer Finance	—	—	1.1
Containers & Packaging	—	1.0	—
Distributors	—	—	0.1
Diversified Financial Services	—	—	1.2
Diversified Telecommunication Services	2.2	2.2	1.7
Electric Utilities	—	0.9	2.2
Electrical Equipment	—	1.5	0.9
Electronic Equipment, Instruments & Components	2.0	1.5	1.0
Equity Real Estate Investment Trusts (REITs)	—	—	1.3
Entertainment	3.2	3.3	0.7
Food & Staples Retailing	1.8	0.9	1.7
Food Products	—	—	1.0
Gas Utilities	1.1	—	0.1
Health Care Equipment & Supplies	—	3.1	0.7
Health Care Providers & Services	0.7	0.6	1.7
Health Care Technology	—	—	0.2
Hotels, Restaurants & Leisure	—	1.6	2.6
Household Durables	1.2	—	—
Household Products	0.9	—	1.8
Independent Power & Renewable Electricity Producers	—	—	0.3
Industrial Conglomerates	2.1	—	1.4
Insurance	3.8	8.2	3.6
Interactive Media & Services	0.9	—	1.0
Internet & Direct Marketing Retail	—	—	0.8
IT Services	5.2	1.4	2.5
Leisure Products	—	0.9	0.5
Life Sciences Tools & Services	—	—	1.3
Machinery	1.7	3.1	1.1
Media	—	1.3	0.8
Metals & Mining	2.7	1.2	1.6
Multiline Retail	—	1.0	0.6
Multi-Utilities	—	2.3	0.5
Oil, Gas & Consumable Fuels	9.4	6.0	2.2
Paper & Forest Products	0.7	—	—
Personal Products	0.9	3.8	2.0
Pharmaceuticals	—	5.7	5.4
Professional Services	—	4.3	1.5

Real Estate Management & Development	—	3.1	1.3
Road & Rail	—	1.1	0.6
Semiconductors & Semiconductor Equipment	7.7	—	1.7
Software	—	2.6	3.1
Specialty Retail	0.3	—	2.0
Technology Hardware, Storage & Peripherals	5.9	2.1	2.0
Textiles, Apparel & Luxury Goods	—	—	1.1
Thrifts & Mortgage Finance	—	—	0.1
Tobacco	1.4	—	0.4
Trading Companies & Distributors	—	1.5	0.6
Transportation Infrastructure	1.8	—	—
Water Utilities	—	—	0.1
Wireless Telecommunication Services	6.9	1.0	1.6
Subtotal	97.4	97.0	80.8
Foreign Government Obligations	—	—	11.1
Supranational Bonds	—	—	2.6
US Municipal Bonds	—	—	0.7
US Treasury Securities	—	—	3.7
Short-Term Investments	2.2	2.7	0.9
Total Investments	99.6%	99.7%	99.8%

† Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 25, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 25, 2019